Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (2.0%)
*	Lumen Technologies Inc.	1,249,356	9,595
	Versant Media Group Inc.	205,856	7,413
*	Magnite Inc.	343,622	6,522
*	Bumble Inc. Class A	1,481,590	4,741
*	PubMatic Inc. Class A	282,497	3,706
*	Bandwidth Inc. Class A	53,541	3,389
*	Nextdoor Holdings Inc.	1,346,724	3,057
*	EverQuote Inc. Class A	111,539	2,654
*	Taboola.com Ltd.	482,975	2,415
*	AMC Entertainment Holdings Inc. Class A	1,184,319	2,250
*	iHeartMedia Inc. Class A	420,500	1,804
	Telephone & Data Systems Inc.	39,694	1,469
*	Cable One Inc.	25,871	1,374
	Gray Media Inc.	334,951	1,330
*	Cargurus Inc.	38,197	1,302
*	Optimum Communications Inc. Class A	883,169	1,281
*	Angi Inc.	194,277	1,156
*	Yelp Inc.	41,090	1,008
*	Liberty Latin America Ltd. Class C	128,658	1,002
*	ZipRecruiter Inc. Class A	191,708	719
*	DoubleVerify Holdings Inc.	59,400	644
*	EW Scripps Co. Class A	191,481	530
*	Liberty Global Ltd. Class A	41,600	473
*	QuinStreet Inc.	30,725	450
	Cinemark Holdings Inc.	13,205	419
	Sinclair Inc.	29,127	415
*	ZoomInfo Technologies Inc.	84,351	247
			61,365
Consumer Discretionary (10.4%)
	Travel & Leisure Co.	202,495	15,477
	ADT Inc.	1,671,257	10,863
	Signet Jewelers Ltd.	125,072	10,781
	Bath & Body Works Inc.	440,167	10,181
*	Penn Entertainment Inc.	475,553	10,158
	Carter's Inc.	245,547	10,107
	Garrett Motion Inc.	267,182	9,680
	La-Z-Boy Inc.	238,509	9,569
	Boyd Gaming Corp.	107,574	9,502
*	Life Time Group Holdings Inc.	222,124	9,072
	Phinia Inc.	105,227	8,668
*	Covista Inc.	66,677	8,312
*	Sonos Inc.	600,460	8,124
*	Adient plc	409,109	7,519
	Toll Brothers Inc.	45,519	7,499
	American Eagle Outfitters Inc.	423,061	7,277
	Macy's Inc.	283,986	6,688
*	Revolve Group Inc.	275,422	6,304
	Dana Inc.	231,394	6,296
*	BJ's Restaurants Inc.	102,194	6,207
*	Frontdoor Inc.	78,589	6,098
*	Five Below Inc.	32,786	5,895
*	Callaway Golf Co.	310,008	5,825
*	Mattel Inc.	408,701	5,673
	Perdoceo Education Corp.	171,580	5,491
	Red Rock Resorts Inc. Class A	81,758	5,319
*	Etsy Inc.	68,897	5,190
*	Cavco Industries Inc.	7,777	4,778
	Movado Group Inc.	119,183	4,685
*	Capri Holdings Ltd.	247,958	4,605

		Shares	Market Value ($000)
	VF Corp.	246,218	4,107
	Gap Inc.	212,293	3,966
	Monarch Casino & Resort Inc.	24,065	3,167
*	Peloton Interactive Inc. Class A	523,057	3,091
*	YETI Holdings Inc.	61,006	3,023
*	Abercrombie & Fitch Co. Class A	32,690	2,942
	Kohl's Corp.	160,243	2,839
	Standard Motor Products Inc.	72,477	2,824
	Upbound Group Inc.	131,033	2,780
*	Brinker International Inc.	15,978	2,684
*	Bright Horizons Family Solutions Inc.	37,687	2,671
*	Victoria's Secret & Co.	31,605	2,638
*	Champion Homes Inc.	29,344	2,586
*	Planet Fitness Inc. Class A	48,452	2,528
*	Dutch Bros Inc. Class A	32,917	2,364
*	Pattern Group Inc. Class A	92,724	2,336
	Bloomin' Brands Inc.	253,605	2,318
	Camping World Holdings Inc. Class A	284,644	2,172
*	Gentherm Inc.	62,763	2,141
*	National Vision Holdings Inc.	112,507	2,139
*	GigaCloud Technology Inc. Class A	67,677	2,139
*	Stitch Fix Inc. Class A	517,474	2,127
*	Lindblad Expeditions Holdings Inc.	73,935	2,088
*	Hilton Grand Vacations Inc.	39,505	2,069
*	Shake Shack Inc. Class A	35,613	1,995
	Strategic Education Inc.	25,665	1,966
*	Urban Outfitters Inc.	26,144	1,853
*	American Public Education Inc.	33,932	1,822
*	Zumiez Inc.	101,852	1,813
*	Grand Canyon Education Inc.	10,509	1,504
	PVH Corp.	19,767	1,468
	Wolverine World Wide Inc.	84,928	1,404
	Buckle Inc.	33,222	1,402
	Carriage Services Inc.	35,469	1,360
*	Warby Parker Inc. Class A	41,450	1,258
*	Genesco Inc.	33,699	1,138
*	M/I Homes Inc.	6,807	1,094
*	Helen of Troy Ltd.	37,303	1,084
*	Accel Entertainment Inc.	83,391	1,052
*	ThredUP Inc. Class A	143,098	980
*	Sally Beauty Holdings Inc.	62,588	885
*	Stoneridge Inc.	101,833	745
*	Citi Trends Inc.	12,476	722
	Arko Corp.	87,612	704
	OneSpaWorld Holdings Ltd.	24,214	684
	Newell Brands Inc.	104,473	641
	Levi Strauss & Co. Class A	24,900	618
*	Lincoln Educational Services Corp.	12,082	603
*	Wayfair Inc. Class A	5,156	476
	Dine Brands Global Inc.	10,926	392
*	Holley Inc.	108,497	277
	Columbia Sportswear Co.	3,500	216
			325,738
Consumer Staples (2.0%)
*	Darling Ingredients Inc.	181,781	9,929
*	Seneca Foods Corp. Class A	50,172	8,727
*	Boston Beer Co. Inc. Class A	42,661	7,552
*	United Natural Foods Inc.	128,258	5,858
	Coca-Cola Consolidated Inc.	27,185	5,190
	Spectrum Brands Holdings Inc.	57,858	4,961
	WD-40 Co.	16,819	4,098
	Nu Skin Enterprises Inc. Class A	596,045	3,147
	Seaboard Corp.	595	2,656
	Interparfums Inc.	15,517	1,736
	Energizer Holdings Inc.	58,807	1,261
*	Post Holdings Inc.	13,493	1,191
	B&G Foods Inc.	275,767	1,098
	Weis Markets Inc.	12,186	954
	Natural Grocers by Vitamin Cottage Inc. Class C	29,865	926

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	8,998	774
*	USANA Health Sciences Inc.	30,129	643
	Ingles Markets Inc. Class A	6,145	544
*	Hain Celestial Group Inc.	239,576	134
			61,379
Energy (4.6%)
*	Oceaneering International Inc.	293,837	11,906
*	REX American Resources Corp.	262,249	11,841
	Dorian LPG Ltd.	297,290	10,340
	Weatherford International plc	113,599	9,258
	Antero Midstream Corp.	378,548	8,612
	Delek US Holdings Inc.	157,946	8,025
	International Seaways Inc.	89,142	6,827
	Matador Resources Co.	135,365	6,738
*	Nabors Industries Ltd. (XNYS)	77,917	6,546
	Riley Exploration Permian Inc.	175,632	5,789
	Bristow Group Inc.	134,551	5,560
	Kimbell Royalty Partners LP	354,851	5,156
	DT Midstream Inc.	33,685	4,943
*	ProPetro Holding Corp.	317,500	4,553
	Patterson-UTI Energy Inc.	490,382	4,502
	Chord Energy Corp.	37,011	4,230
*	Green Plains Inc.	259,887	3,997
*	Gulfport Energy Corp.	22,669	3,847
*	Oil States International Inc.	306,572	2,456
	Liberty Energy Inc.	92,929	2,434
*	Tidewater Inc.	31,227	2,081
*	National Energy Services Reunited Corp.	61,050	1,827
*	Par Pacific Holdings Inc.	31,102	1,744
*	Kosmos Energy Ltd.	735,041	1,551
	Magnolia Oil & Gas Corp. Class A	56,588	1,447
	SandRidge Energy Inc.	93,365	1,279
*	Expro Group Holdings NV	74,970	1,107
	World Kinect Corp.	32,610	1,074
*	CNX Resources Corp.	30,255	1,027
	Flowco Holdings Inc. Class A	44,878	958
*	Clean Energy Fuels Corp.	340,978	699
*	Talos Energy Inc.	44,254	571
*	DMC Global Inc.	55,237	321
	Natural Gas Services Group Inc.	5,300	229
			143,475
Financials (17.9%)
	Popular Inc.	141,605	23,249
	Zions Bancorp NA	335,879	23,240
	Affiliated Managers Group Inc.	66,387	22,465
	Virtu Financial Inc. Class A	344,652	20,531
*	Happen Inc.	949,040	19,683
	Associated Banc-Corp.	604,372	18,597
	Banc of California Inc.	865,758	17,687
*	Enova International Inc.	68,987	16,607
	First Hawaiian Inc.	541,854	15,876
	MGIC Investment Corp.	488,026	13,762
	Federated Hermes Inc.	248,549	13,725
	Piper Sandler Cos.	175,660	12,707
	Axis Capital Holdings Ltd.	117,245	12,597
	OFG Bancorp	251,242	12,328
	First BanCorp (XNYS)	460,841	12,014
	Essent Group Ltd.	174,905	11,243
	BGC Group Inc. Class A	1,051,346	11,239
	Home BancShares Inc.	382,429	10,918
	First Financial Corp.	137,826	10,673
	Universal Insurance Holdings Inc.	257,908	10,667
	Westamerica BanCorp	178,051	10,446
	WSFS Financial Corp.	133,925	10,276
*	NMI Holdings Inc.	231,634	9,518
	FNB Corp.	465,770	8,887
	Hanover Insurance Group Inc.	41,217	8,825
	Old Second Bancorp Inc.	367,820	8,578
	Evercore Inc. Class A	23,841	8,140

		Shares	Market Value ($000)
	Horizon Bancorp Inc.	405,065	8,093
*	Slide Insurance Holdings Inc.	403,650	7,819
	PennyMac Financial Services Inc.	86,746	7,556
	Banner Corp.	112,671	7,486
	CNO Financial Group Inc.	132,879	6,774
	OneMain Holdings Inc.	109,792	6,694
	United Fire Group Inc.	118,979	6,239
	Horace Mann Educators Corp.	118,553	6,123
*	Heritage Insurance Holdings Inc.	228,004	5,946
	Radian Group Inc.	153,924	5,798
	Amalgamated Financial Corp.	122,858	5,639
*	Remitly Global Inc.	220,722	4,946
	Central Pacific Financial Corp.	125,597	4,798
*	Dave Inc.	12,193	4,543
*	SiriusPoint Ltd.	171,291	4,111
*	Encore Capital Group Inc.	42,386	3,954
	Oppenheimer Holdings Inc. Class A	36,939	3,899
	EVERTEC Inc.	136,325	3,787
	Southstate Bank Corp.	35,499	3,546
	Orrstown Financial Services Inc.	85,386	3,486
	Hanmi Financial Corp.	106,263	3,443
	UMB Financial Corp.	23,789	3,396
	Bread Financial Holdings Inc.	30,844	3,342
	First Financial Bancorp	95,680	3,237
	Virtus Investment Partners Inc.	21,772	3,124
	First Interstate BancSystem Inc. Class A	78,521	3,028
	Prosperity Bancshares Inc.	41,217	3,010
	Byline Bancorp Inc.	77,107	2,904
	Mercantile Bank Corp.	46,697	2,681
	Columbia Banking System Inc.	78,312	2,510
*	Oscar Health Inc. Class A	85,897	2,450
	Financial Institutions Inc.	58,338	2,273
*	Hippo Holdings Inc.	76,613	2,165
*	NerdWallet Inc. Class A	224,373	2,075
	Hamilton Insurance Group Ltd. Class B	61,033	2,071
	Eastern Bankshares Inc.	87,027	1,936
	First American Financial Corp.	27,282	1,871
	Tompkins Financial Corp.	18,975	1,794
	Provident Financial Services Inc.	75,196	1,778
	Esquire Financial Holdings Inc.	14,056	1,674
	Community Trust Bancorp Inc.	22,644	1,639
	UWM Holdings Corp.	702,587	1,609
	HCI Group Inc.	8,466	1,484
*	PRA Group Inc.	76,652	1,456
	Northwest Bancshares Inc.	92,876	1,408
	Carter Bankshares Inc.	40,176	1,366
	Mercury General Corp.	12,657	1,350
*	Sezzle Inc.	7,595	1,304
	Stewart Information Services Corp.	19,170	1,266
	NBT Bancorp Inc.	24,181	1,194
	Metropolitan Bank Holding Corp.	9,460	934
	Lazard Inc.	21,745	912
*	LendingTree Inc.	19,974	885
	BankUnited Inc.	16,345	792
	Nelnet Inc. Class A	5,494	733
*	Palomar Holdings Inc.	5,773	730
	Burke & Herbert Financial Services Corp.	9,196	661
	NB Bancorp Inc.	31,062	656
	Univest Financial Corp.	14,747	645
	TrustCo Bank Corp. NY	11,695	642
	WisdomTree Inc.	32,454	550
*	Skyward Specialty Insurance Group Inc.	7,947	464
*	Marqeta Inc. Class A	94,500	384
	Donegal Group Inc. Class A	17,798	336
	Farmers National Banc Corp.	18,700	273
	HomeTrust Bancshares Inc.	4,900	244
			560,394

		Shares	Market Value ($000)
Health Care (15.0%)
*	Jazz Pharmaceuticals plc	103,688	24,986
*	Ionis Pharmaceuticals Inc.	206,933	16,408
*	Ultragenyx Pharmaceutical Inc.	479,188	16,000
*	10X Genomics Inc. Class A	328,564	12,597
*	Exelixis Inc.	215,469	11,724
*	LivaNova plc	136,097	11,191
*	Sarepta Therapeutics Inc.	518,666	9,320
*	Vir Biotechnology Inc.	868,792	8,853
*	Amneal Pharmaceuticals Inc.	498,837	8,635
*	Arrowhead Pharmaceuticals Inc.	104,479	8,516
*	Tenet Healthcare Corp.	43,633	8,163
*	IRhythm Holdings Inc.	55,543	6,607
*	Arcus Biosciences Inc.	209,437	6,457
	Encompass Health Corp.	63,863	6,455
*	Nurix Therapeutics Inc.	265,541	6,442
*	LifeStance Health Group Inc.	593,444	6,356
*	Adaptive Biotechnologies Corp.	280,131	6,009
	HealthStream Inc.	215,462	5,871
*	Teladoc Health Inc.	686,231	5,819
*	Viridian Therapeutics Inc.	315,742	5,800
*	Tactile Systems Technology Inc.	190,594	5,676
*	Elanco Animal Health Inc. (XNYS)	229,646	5,652
*	Guardant Health Inc.	36,244	5,438
*	Bridgebio Pharma Inc.	72,083	5,369
*	BioCryst Pharmaceuticals Inc.	531,162	5,312
*,1	Recursion Pharmaceuticals Inc. Class A	1,444,353	5,301
*	AtriCure Inc.	186,943	5,231
	Chemed Corp.	10,987	5,117
*	REGENXBIO Inc.	426,548	5,110
*	Axsome Therapeutics Inc.	20,575	5,036
*	Relay Therapeutics Inc.	268,048	5,015
*	Pediatrix Medical Group Inc.	196,860	4,986
*	BrightSpring Health Services Inc.	71,330	4,975
*	Arcutis Biotherapeutics Inc.	184,979	4,850
*	Travere Therapeutics Inc.	85,131	4,836
*	Phreesia Inc.	454,160	4,673
*	ACADIA Pharmaceuticals Inc.	173,596	4,392
*	PTC Therapeutics Inc.	53,069	4,329
*	Arvinas Inc.	517,993	4,305
*	Omnicell Inc.	102,746	4,266
*	Castle Biosciences Inc.	174,826	4,170
*	Enanta Pharmaceuticals Inc.	280,927	4,096
*	Ardelyx Inc.	781,756	3,987
*	Novocure Ltd.	257,643	3,903
*	Cytokinetics Inc.	45,589	3,884
*	Indivior Pharmaceuticals Inc.	94,203	3,865
*	Alignment Healthcare Inc.	160,635	3,825
*	Inspire Medical Systems Inc.	82,437	3,677
*	Myriad Genetics Inc.	629,273	3,593
*	Medpace Holdings Inc.	6,430	3,405
*	Varex Imaging Corp.	325,154	3,391
*	Intellia Therapeutics Inc.	199,826	3,381
*	Prothena Corp. plc	333,148	3,262
*	Schrodinger Inc.	199,370	3,240
*	Progyny Inc.	111,481	3,214
*	Rocket Pharmaceuticals Inc.	898,625	3,073
	CONMED Corp.	93,633	3,065
*	Kura Oncology Inc.	277,621	3,045
*	Enovis Corp.	145,615	3,014
*	Globus Medical Inc. Class A	37,327	2,949
*	AMN Healthcare Services Inc.	89,063	2,883
*	Rezolute Inc.	536,153	2,788
*	Keros Therapeutics Inc.	258,657	2,768
*	Corcept Therapeutics Inc.	31,543	2,743
*	Brookdale Senior Living Inc.	169,800	2,732
*	Syndax Pharmaceuticals Inc.	124,658	2,725
*	Avantor Inc.	274,667	2,719
	DENTSPLY SIRONA Inc.	251,593	2,669
*	Altimmune Inc.	867,177	2,636

		Shares	Market Value ($000)
*	Sotera Health Co.	141,790	2,517
*	MacroGenics Inc.	528,729	2,443
*	Allogene Therapeutics Inc.	1,156,841	2,406
*	Ginkgo Bioworks Holdings Inc.	234,539	2,324
*	Fate Therapeutics Inc.	840,817	2,270
*,1	AtaiBeckley Inc.	426,058	2,245
*	NeoGenomics Inc.	149,426	2,180
*	AnaptysBio Inc.	31,285	2,112
	Bruker Corp.	34,871	2,099
*	Harmony Biosciences Holdings Inc.	56,908	2,072
*	Verastem Inc.	536,651	2,050
*	Haemonetics Corp.	27,308	2,048
*	Biohaven Ltd.	129,647	1,929
*	Madrigal Pharmaceuticals Inc.	3,585	1,925
*	Cullinan Therapeutics Inc.	104,413	1,901
*	Iovance Biotherapeutics Inc.	446,148	1,856
*	Janux Therapeutics Inc.	118,492	1,820
*	GRAIL Inc.	25,730	1,757
*	Accendra Health Inc.	507,198	1,735
*	Arcturus Therapeutics Holdings Inc.	253,764	1,705
*	Upstream Bio Inc.	234,635	1,624
*	Zentalis Pharmaceuticals Inc.	320,460	1,554
*	MeiraGTx Holdings plc	113,461	1,533
*	QuidelOrtho Corp.	83,126	1,456
*	Xeris Biopharma Holdings Inc.	181,884	1,441
*,1	Korro Bio Inc.	106,395	1,402
*	Editas Medicine Inc.	415,301	1,346
*	Tandem Diabetes Care Inc.	88,447	1,335
*	Rhythm Pharmaceuticals Inc.	11,541	1,281
*	Alector Inc.	628,627	1,264
*	ADMA Biologics Inc.	149,165	1,248
*	Vanda Pharmaceuticals Inc.	199,474	1,221
*	Lantheus Holdings Inc.	10,882	1,207
*	Xencor Inc.	74,939	1,206
*	Bioventus Inc. Class A	126,631	1,195
*	CareDx Inc.	41,501	1,183
*	Geron Corp. (XNGS)	896,676	1,148
*	Option Care Health Inc.	52,819	1,108
*	Compass Therapeutics Inc.	495,884	1,086
*	Cerus Corp.	345,343	1,008
*	First Tracks Biotherapeutics Inc.	48,190	970
	Embecta Corp.	287,742	938
*	WaVe Life Sciences Ltd.	156,921	912
*	Alkermes plc	16,401	859
*	EyePoint Inc.	56,547	809
*	Community Health Systems Inc.	236,793	791
*	Merit Medical Systems Inc.	11,306	784
*	Fortrea Holdings Inc.	44,837	780
*	Veracyte Inc.	13,200	775
*	Olema Pharmaceuticals Inc.	60,591	758
*	4D Molecular Therapeutics Inc.	54,884	730
*	HealthEquity Inc.	7,783	703
*	Fulcrum Therapeutics Inc.	191,121	699
*	Aveanna Healthcare Holdings Inc.	73,313	628
*	Agenus Inc.	205,345	628
*	Dyne Therapeutics Inc.	27,138	603
*	Inogen Inc.	88,572	571
*	Phathom Pharmaceuticals Inc.	51,893	563
	Mesa Laboratories Inc.	5,629	560
*	Puma Biotechnology Inc.	67,147	545
*	Denali Therapeutics Inc.	20,800	535
*	Quanterix Corp.	90,688	392
*	Clover Health Investments Corp.	69,189	363
*	Definium Therapeutics Inc.	6,800	320
*	agilon health Inc.	2,100	225
*	Enliven Therapeutics Inc.	4,300	218
*	CytomX Therapeutics Inc.	52,580	197
*	Joint Corp.	22,122	194
			471,070

		Shares	Market Value ($000)
Industrials (18.1%)
	EnerSys	99,569	23,281
*	MYR Group Inc.	42,504	21,269
	Applied Industrial Technologies Inc.	46,743	15,806
	Griffon Corp.	152,652	14,888
*	Proto Labs Inc.	176,033	14,348
	EMCOR Group Inc.	16,525	13,714
*	Kirby Corp.	97,914	13,313
*	SkyWest Inc.	132,042	13,116
*	MasTec Inc.	31,185	12,975
	Matson Inc.	64,610	12,420
	Interface Inc.	346,362	12,414
*	Vicor Corp.	32,285	12,261
	Science Applications International Corp.	109,625	12,104
*	ATI Inc.	58,530	11,536
	Moog Inc. Class A	26,456	11,213
	Curtiss-Wright Corp.	14,565	11,037
*	V2X Inc.	144,506	10,774
*	CoreCivic Inc.	341,905	10,387
	Flowserve Corp.	137,142	10,170
	Allison Transmission Holdings Inc.	90,185	10,167
	Primoris Services Corp.	99,200	9,833
	Acuity Inc.	24,982	9,410
	Kennametal Inc.	266,476	9,340
	Tutor Perini Corp.	109,932	9,121
	Atkore Inc.	114,961	8,742
	ESCO Technologies Inc.	24,235	8,483
	Douglas Dynamics Inc.	151,284	8,162
	MillerKnoll Inc.	381,594	7,807
	Carpenter Technology Corp.	12,641	7,797
	Sensata Technologies Holding plc	161,210	7,696
	Trinity Industries Inc.	220,674	7,631
	Ryder System Inc.	28,789	7,594
	Allient Inc.	72,426	7,455
*	SPX Technologies Inc.	30,274	7,422
*	Healthcare Services Group Inc.	292,558	7,185
*	American Superconductor Corp.	169,013	7,016
	Enpro Inc.	18,397	6,934
*	Willdan Group Inc.	86,784	6,865
	Mueller Water Products Inc. Class A	257,662	6,655
	Woodward Inc.	15,634	6,651
*	Modine Manufacturing Co.	24,283	6,484
	Exponent Inc.	99,187	5,828
	Preformed Line Products Co.	14,082	5,781
	Apogee Enterprises Inc.	116,876	5,346
*	Liquidity Services Inc.	125,096	4,894
	Helios Technologies Inc.	54,460	4,861
	Maximus Inc.	85,791	4,612
	Valmont Industries Inc.	7,370	4,257
*	Upwork Inc.	494,321	4,133
	AZZ Inc.	24,447	3,791
	KBR Inc.	107,382	3,708
*	NPK International Inc.	232,201	3,694
*	Sterling Infrastructure Inc.	4,187	3,514
*	Custom Truck One Source Inc.	296,535	3,502
*	Planet Labs PBC	100,755	3,338
*	Energy Recovery Inc.	355,107	3,203
	Astec Industries Inc.	51,427	3,147
	Ennis Inc.	132,651	2,819
*	Sunrun Inc.	207,067	2,771
	Argan Inc.	3,445	2,751
*	Legalzoom.com Inc.	438,607	2,689
	Columbus McKinnon Corp.	167,978	2,541
*	Cimpress plc	24,327	2,474
	Federal Signal Corp.	19,154	2,461
	Greenbrier Cos. Inc.	49,023	2,403
*	Blue Bird Corp.	30,229	2,387
	CRA International Inc.	15,400	2,191
	ACCO Brands Corp.	497,382	2,069
	Mueller Industries Inc.	15,997	1,967

		Shares	Market Value ($000)
*	FuelCell Energy Inc.	54,151	1,950
*	Allegiant Travel Co.	15,818	1,860
	Landstar System Inc.	8,475	1,753
	BWX Technologies Inc.	8,950	1,742
	Genco Shipping & Trading Ltd.	63,970	1,585
*	NWPX Infrastructure Inc.	10,477	1,571
	Powell Industries Inc.	5,446	1,560
*	Everus Construction Group Inc.	9,050	1,502
*	Innodata Inc.	19,601	1,481
*	Array Technologies Inc.	191,917	1,422
*	Manitowoc Co. Inc.	96,022	1,334
	Worthington Enterprises Inc.	24,601	1,323
	Timken Co.	9,097	1,322
	McGrath RentCorp.	9,907	1,199
	Leonardo DRS Inc.	27,055	1,154
	Watts Water Technologies Inc. Class A	2,683	1,050
	Kforce Inc.	21,927	1,029
*	AerSale Corp.	157,616	996
*	Ducommun Inc.	5,268	976
*	Janus International Group Inc.	161,050	894
*	Orion Group Holdings Inc.	51,937	874
	Insteel Industries Inc.	28,846	871
*	Lyft Inc. Class A	56,876	831
*	BlueLinx Holdings Inc.	13,403	829
	Genpact Ltd.	29,184	803
*	DXP Enterprises Inc.	4,563	770
*	ExlService Holdings Inc.	25,567	661
	Pitney Bowes Inc.	35,146	616
*	Legence Corp. Class A	6,604	563
*	Plug Power Inc.	169,140	458
	Korn Ferry	6,598	439
	Alight Inc. Class A	766,323	429
	Barrett Business Services Inc.	9,762	347
*	Redwire Corp.	28,083	343
*,1	Eos Energy Enterprises Inc.	50,261	296
*	Amentum Holdings Inc.	13,341	276
*	Forrester Research Inc.	17,789	150
			565,867
Information Technology (15.9%)
*	Extreme Networks Inc.	719,805	23,300
	MKS Inc.	50,152	22,308
*	Ultra Clean Holdings Inc.	129,681	18,491
*	TTM Technologies Inc.	90,684	16,960
*	Commvault Systems Inc.	107,190	15,192
*	Tenable Holdings Inc.	373,858	13,788
*	Sanmina Corp.	50,270	12,722
*	Teradata Corp.	338,736	11,737
	Benchmark Electronics Inc.	118,316	11,674
	Amkor Technology Inc.	131,431	11,333
*	MaxLinear Inc.	83,472	10,687
*	Hut 8 Corp.	84,390	9,742
*	Ambarella Inc.	108,158	9,280
*	ADTRAN Holdings Inc.	637,514	8,861
*	Ichor Holdings Ltd.	77,965	8,754
*	Plexus Corp.	27,973	8,411
*	Semtech Corp.	51,737	8,374
*	NETGEAR Inc.	355,560	8,302
*	Arrow Electronics Inc.	38,521	8,221
*	nLight Inc.	110,105	7,666
*	Riot Platforms Inc.	279,734	7,659
*	Onto Innovation Inc.	19,609	7,421
*	Cirrus Logic Inc.	48,783	7,246
*	Sprout Social Inc. Class A	927,026	6,999
*	FormFactor Inc.	42,848	6,853
*	Appian Corp. Class A	297,381	6,810
*	Five9 Inc.	312,692	6,667
*	Corsair Gaming Inc.	649,891	6,284
*	Rambus Inc.	45,074	5,983
	Advanced Energy Industries Inc.	16,001	5,966

		Shares	Market Value ($000)
*	Cipher Digital Inc.	235,717	5,775
*	JFrog Ltd.	62,629	5,692
*	Penguin Solutions Inc.	72,937	5,544
*	Applied Optoelectronics Inc.	36,270	5,374
*	Viasat Inc.	59,589	5,352
*	Calix Inc.	142,392	5,314
	Methode Electronics Inc.	278,755	5,288
	Cognex Corp.	72,686	5,264
*	PagerDuty Inc.	539,433	5,206
*	MACOM Technology Solutions Holdings Inc.	12,759	4,853
	RingCentral Inc. Class A	122,737	4,784
*	Applied Digital Corp.	125,437	4,679
*	Digital Turbine Inc.	352,599	4,549
[1]	Xerox Holdings Corp.	1,415,588	4,431
*	Asana Inc. Class A	624,900	4,374
*	Terawulf Inc.	173,595	4,288
*	ACM Research Inc. Class A	31,884	4,046
*	Intapp Inc.	158,644	3,999
*	Core Scientific Inc.	145,877	3,733
*	Workiva Inc.	75,006	3,639
*	Progress Software Corp.	107,956	3,625
*	Rapid7 Inc.	443,540	3,593
*	Kyndryl Holdings Inc.	303,984	3,438
*	Insight Enterprises Inc.	28,207	3,436
*	Arlo Technologies Inc.	250,674	3,379
*	Photronics Inc.	99,140	3,225
*	Qualys Inc.	22,952	3,156
	Pegasystems Inc.	103,453	3,100
*	Xperi Inc.	370,695	3,051
	Clear Secure Inc. Class A	50,382	2,808
*	Weave Communications Inc.	458,476	2,746
	Vishay Intertechnology Inc.	50,982	2,742
*	Elastic NV	48,072	2,741
*	Arteris Inc.	54,047	2,626
*	Evolv Technologies Holdings Inc.	443,323	2,571
*	AXT Inc.	33,606	2,422
*	Manhattan Associates Inc.	16,188	2,254
*	Diodes Inc.	20,426	2,235
*	Unisys Corp.	602,571	2,205
*	Alarm.com Holdings Inc.	46,674	2,181
*	Viavi Solutions Inc.	40,928	1,954
*	Enphase Energy Inc.	38,395	1,891
*	CEVA Inc.	35,970	1,696
*	AvePoint Inc.	148,339	1,663
*	ScanSource Inc.	31,779	1,655
*	SolarEdge Technologies Inc.	24,076	1,407
*	Alpha & Omega Semiconductor Ltd.	28,458	1,347
*,1	Pagaya Technologies Ltd. Class A	70,961	1,295
*	nCino Inc.	77,124	1,261
*	Zeta Global Holdings Corp. Class A	60,832	1,197
*	Magnachip Semiconductor Corp.	239,694	1,134
*	Domo Inc. Class B	351,085	1,099
*	Cerence Inc.	88,059	997
	Avnet Inc.	11,200	995
*	Commerce.com Inc.	325,766	964
*	SiTime Corp.	1,265	943
*	8x8 Inc.	549,663	940
*	Cleanspark Inc.	63,755	928
*	Ribbon Communications Inc.	363,828	851
*	Freshworks Inc. Class A	79,054	800
	PC Connection Inc.	10,932	798
*	Yext Inc.	143,846	672
*	Fastly Inc. Class A	35,812	657
*	SentinelOne Inc. Class A	37,812	642
*,1	BigBear.ai Holdings Inc.	161,585	593
*	Q2 Holdings Inc.	10,856	522
*	Lightwave Logic Inc.	52,149	493
*	DigitalOcean Holdings Inc.	2,500	393

		Shares	Market Value ($000)
	BitMine Immersion Technologies Inc.	20,079	267
			497,463
Materials (4.4%)
*	Constellium SE	512,534	16,334
	Kaiser Aluminum Corp.	72,547	14,192
	Element Solutions Inc.	226,253	10,804
	Myers Industries Inc.	253,257	8,942
*	Ingevity Corp.	96,927	7,238
	Celanese Corp.	135,411	6,229
*	Ecovyst Inc.	413,923	5,153
	SunCoke Energy Inc.	607,950	4,894
*	Compass Minerals International Inc.	140,911	4,387
	Commercial Metals Co.	69,415	4,356
	Minerals Technologies Inc.	55,766	4,125
*	Century Aluminum Co.	80,618	3,709
*	O-I Glass Inc.	373,210	3,594
	Balchem Corp.	20,730	3,502
	Warrior Met Coal Inc.	42,805	3,474
	Scotts Miracle-Gro Co.	49,358	3,362
	Innospec Inc.	39,362	3,204
	Solstice Advanced Materials Inc.	35,514	3,147
	United States Lime & Minerals Inc.	26,187	2,741
	Koppers Holdings Inc.	57,722	2,592
	Avient Corp.	69,601	2,572
*	Perimeter Solutions Inc.	64,815	2,311
	Mativ Holdings Inc.	302,761	2,292
	Chemours Co.	109,682	2,251
*	Intrepid Potash Inc.	65,997	2,163
	Sensient Technologies Corp.	17,172	2,117
	HB Fuller Co.	32,768	1,910
	AdvanSix Inc.	75,129	1,494
	Orion SA	213,110	1,413
	Materion Corp.	4,378	1,302
	TriMas Corp.	24,719	1,113
	Louisiana-Pacific Corp.	9,958	783
*	Cleveland-Cliffs Inc.	62,100	583
*	LSB Industries Inc.	45,155	488
	Olin Corp.	10,400	206
			138,977
Real Estate (6.4%)
	Brixmor Property Group Inc.	625,459	19,721
	Xenia Hotels & Resorts Inc.	817,243	16,639
	Phillips Edison & Co. Inc.	352,366	14,665
	COPT Defense Properties	384,801	14,003
	Millrose Properties Inc.	372,887	11,205
	First Industrial Realty Trust Inc.	180,081	11,041
	American Assets Trust Inc.	415,881	10,268
	Outfront Media Inc.	304,998	9,992
	DiamondRock Hospitality Co.	721,369	8,786
	Cousins Properties Inc.	272,883	8,181
[1]	Highwoods Properties Inc.	263,361	7,943
	Newmark Group Inc. Class A	509,363	7,696
	Summit Hotel Properties Inc.	931,167	6,528
*	Cushman & Wakefield Ltd.	440,473	5,898
	Urban Edge Properties	239,261	5,474
	STAG Industrial Inc.	136,482	5,195
	Chatham Lodging Trust	367,955	4,868
	Marcus & Millichap Inc.	148,789	4,638
	Tanger Inc.	111,786	4,412
*	Compass Inc. Class A	253,624	3,127
	CBL & Associates Properties Inc.	58,337	3,097
	Service Properties Trust	1,613,068	2,726
	Universal Health Realty Income Trust	57,603	2,526
	InvenTrust Properties Corp.	67,277	2,382
*	Piedmont Realty Trust Inc.	205,930	1,884
	Broadstone Net Lease Inc.	89,784	1,856
	RLJ Lodging Trust	124,111	1,471
	One Liberty Properties Inc.	51,809	1,265
	Apple Hospitality REIT Inc.	68,336	1,149

		Shares	Market Value ($000)
*	Opendoor Technologies Inc.	226,617	1,047
	Community Healthcare Trust Inc.	35,692	652
	Sunstone Hotel Investors Inc.	46,715	535
	Industrial Logistics Properties Trust	26,700	237
			201,107
Utilities (2.6%)
	American States Water Co.	193,896	16,022
	Avista Corp.	364,111	14,896
	New Jersey Resources Corp.	220,036	12,331
[1]	National Fuel Gas Co.	158,818	12,262
	Black Hills Corp.	83,455	6,209
	Spire Inc.	59,047	4,611
	Portland General Electric Co.	61,141	3,169
	ONE Gas Inc.	33,952	2,617
	California Water Service Group	51,841	2,522
	Unitil Corp.	38,711	2,040
	MGE Energy Inc.	18,313	1,493
	Chesapeake Utilities Corp.	11,509	1,409
*	XPLR Infrastructure LP	56,516	667
			80,248
Total Common Stocks (Cost $2,314,780)			3,107,083
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $33,219)	332,230	33,219
Total Investments (100.3%) (Cost $2,347,999)			3,140,302
Other Assets and Liabilities—Net (-0.3%)			(10,354)
Net Assets (100%)			3,129,948
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,220.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,697 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	148	22,537	320
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.